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                               UBS PAINEWEBBER RMA

                             MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT PORTFOLIO
                                  TAX-FREE FUND
                         CALIFORNIA MUNICIPAL MONEY FUND
                         NEW JERSEY MUNICIPAL MONEY FUND
                          NEW YORK MUNICIPAL MONEY FUND

               Supplement to the Prospectus dated August 31, 2000
                           (as revised April 16, 2001)


                                                                    May 10, 2001

Dear Investor,

This is a supplement to the Prospectus of the above listed funds. The purpose of this supplement is to notify you that each fund's principal underwriter has been changed from UBS PaineWebber Inc. to Brinson Advisors, Inc. UBS PaineWebber'sm'* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on your fund, please contact your Financial Advisor.

---------
* UBS PaineWebber is a service mark of UBS AG.


                                                                      Item #ZR01





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                               UBS PAINEWEBBER RMA

                             MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT PORTFOLIO
                                  TAX-FREE FUND
                         CALIFORNIA MUNICIPAL MONEY FUND
                         NEW JERSEY MUNICIPAL MONEY FUND
                          NEW YORK MUNICIPAL MONEY FUND

     Supplement to Statement of Additional Information dated August 31, 2000

                                                                    May 10, 2001

Dear Investor,

This is a supplement to the Statement of Additional Information of the above listed funds. The purpose of the supplement is to notify you of the following changes:

o    PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

o Mitchell Hutchins Asset Management Inc. has been renamed "Brinson Advisors, Inc."

o Each fund's principal underwriter has been changed from UBS PaineWebber Inc. to Brinson Advisors, Inc.

o PaineWebber RMA Money Fund, Inc. has been renamed "UBS PaineWebber RMA Money Fund, Inc." PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio (series of UBS PaineWebber RMA Money Fund, Inc.) have been renamed "UBS PaineWebber RMA Money Market Portfolio" and "UBS PaineWebber RMA U.S. Government Portfolio," respectively.

o PaineWebber RMA Tax-Free Fund, Inc. has been renamed "UBS PaineWebber RMA Tax-Free Fund, Inc."

o PaineWebber Managed Municipal Trust has been renamed "UBS PaineWebber Managed Municipal Trust." PaineWebber RMA New York Municipal Money Fund and PaineWebber RMA California Municipal Money Fund (series of UBS PaineWebber Managed Municipal Trust) have been renamed "UBS PaineWebber RMA New York Municipal Money Fund" and "UBS PaineWebber California Municipal Money Fund," respectively.

o PaineWebber Municipal Money Market Series has been renamed "UBS PaineWebber Municipal Money Market Series." PaineWebber RMA New Jersey Municipal Money Fund (a series of UBS PaineWebber Municipal Money Market Series) has been renamed "UBS PaineWebber RMA New Jersey Municipal Money Fund."

UBS PaineWebber'sm'* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.


For more information on your fund, please contact your Financial Advisor.

------------
* UBS PaineWebber is a service mark of UBS AG.


                             STATEMENT OF DIFFERENCES

The service mark symbol shall be expressed as...............................'sm'